EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2011
Defined Benefit Pension Plans And Defined Benefit Postretirement Plans Disclosure Tables [Abstract]
EMPLOYEE BENEFIT PALNS

	2009	2010	2011
	(EUR in thousands)
Service cost	15,918	17,546	14,010
Interest cost	21,695	22,519	19,434
Expected return on plan assets	(2,281)	(2,968)	(4,749)
Amortization of actuarial losses	17,816	14,883	13,838
Amortization of prior past service cost	1,769	294	137
Costs of additional benefits	29,466	9,821	7,412
Net periodic pension cost	84,383	62,095	50,082

	2009	2010	2011
Discount rate	5.4%	5.2%	5.3%
Expected return on plan assets	6.1%	6.4%	5.5%
Rate of compensation increase	5.3%	5.1%	3.5%

To set the expected long-term rate of return assumptions the Group uses forward looking assumptions. In particular, as regards Greek equities, the Group used the return on 10-year government bonds as at the end of the reporting period plus an equity risk premium based on a basket of company shares listed on the ATHEX. As regards Deposit Administration Fund assets, the guaranteed return interest rate was used.

The aggregated funding status recognized in the consolidated balance sheet is reconciled below as follows for the years ended December 31:
	2009	2010	2011
	(EUR in thousands)
Change in Projected Benefit obligation (“PBO”):
PBO, beginning of year	482,069	472,896	402,143
Service cost	15,918	17,546	14,010
Interest cost	21,695	22,519	19,434
Employee contributions	6,752	6,353	5,065
Actuarial loss/(gain)	14,016	(30,682)	(37,680)
Adjustment for disposal and other	(1,566)	1,291	(3,137)
Benefits paid from the Fund	(56,795)	(68,744)	(85,684)
Benefits paid directly by the Group	(25,610)	(25,552)	(18,694)
Settlements/Terminations/Curtailments	15,085	6,418	5,649
Prior service cost arising over last period	1,332	98	-
PBO, end of year	472,896	402,143	301,106

	2009	2010	2011
	(EUR in thousands)
Change in plan assets:
Fair value of plan assets, beginning of year	68,001	68,968	102,210
Actual return on plan assets	19,517	(31,839)	(18,132)
Employer contributions	38,713	127,472	72,904
Employee contributions	6,752	6,353	5,065
Expenses	(7,220)	-	-
Benefits paid	(56,795)	(68,744)	(85,684)
Fair value of plan assets, end of year	68,968	102,210	76,363

Employer contributions paid by the Group, are in excess of the EUR 15.8 million total expected contributions for funded plans for 2011.

The amounts recognized in the consolidated balance sheet as at December 31, are as follows:
	2009	2010	2011
	(EUR in thousands)
Funded status, end of year	(403,928)	(299,933)	(224,743)

The weighted-average assumptions used in determining the benefit obligation of such plans at December 31 are as follows:
	2009	2010	2011
Discount rate	5.2%	5.3%	5.0%
Rate of compensation increase	5.1%	3.4%	2.5%
Pension increase	2.5%	2.5%	0.0%

Additional year-end information for pension plans with accumulated benefit obligations in excess of plan assets at December 31:
	2009	2010	2011
	(EUR in thousands)
Projected benefit obligation	472,896	402,143	301,106
Accumulated benefit obligation	369,281	328,602	414,685
Fair value of plan assets	68,968	102,210	76,363

The amounts recognized in accumulated "Other Comprehensive Income" at December 31 are as follows:

	2009	2010	2011
	(EUR in thousands)
Net actuarial losses	184,321	170,532	139,368
Prior Service cost	2,340	1,756	1,441

Other Changes in Plan Assets and Benefit Obligations recognized in Other comprehensive income / (loss) at December 31 are as follows:

	2009	2010	2011
	(EUR in thousands)
Net Loss / (Gain)	(3,220)	4,125	(14,799)
Prior Service Cost / (Credit)	2,223	98	-
Amortization of (Losses) / Gains	(27,574)	(18,340)	(15,504)
Amortization of Prior Service Cost	(1,769)	(396)	(137)
Total recognized on Other comprehensive income / (loss)	(30,340)	(14,513)	(30,440)

	2010		2011		2012
	Amount	Proportion	Amount	Proportion
	(EUR in thousands)		(EUR in thousands)
Equity securities	28,885	28%	7,735	10%	10%-80%
Other	73,325	72%	68,628	90%	20%-90%
Total	102,210	100%	76,363	100%

Benefit
payments projected
(EUR in thousands)
2012	35,625
2013	14,495
2014	18,063
2015	16,693
2016	19,354
2016-2020	173,683
In 2012, the Group is expected to make EUR 8.7 million in contributions to funded plans and EUR 11.1 million in retirement indemnities.